Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

This Pay Versus Performance section is not deemed filed with the SEC, and is not to be incorporated by reference in any of the Company’s filings under the Securities Act or the Exchange Act, respectively, whether made before or after the date of this proxy statement and irrespective of any general incorporation language therein.

The following table sets forth information concerning the compensation actually paid to our CEO and to our other NEOs compared to Company performance for the years ended December 31, 2022, 2021 and 2020.

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its NEO’s pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see Compensation Discussion and Analysis beginning on page 36. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based On:			Company Selected Measure:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Total Shareholder Return (4)(5)	Peer Group Total Shareholder Return (5)(6)	Net Income (Loss)	Modified FFO per share (7)
2022	$6,736,235	$7,792,417	$2,594,045	$2,949,383	$104.13	$50.94	$144,804,963	$1.53
2021	6,092,030	8,045,665	2,199,306	2,927,328	101.73	60.62	18,827,539	0.93
2020	3,914,027	3,677,980	1,450,701	1,743,731	81.11	55.73	(173,206,725)	0.09
(1)
The principal executive officer ("PEO") for 2022, 2021 and 2020 was Justin G. Knight, Chief Executive Officer of the Company.
(2)
Compensation actually paid is based on the Total compensation measure included in the Summary Compensation Table ("SCT") on page 51, with the following adjustments made to the amounts disclosed for equity awards.

(note 2, continued)
Adjustments for PEO	2022	2021	2020
Amounts reported under "Share Awards" in the SCT	$(4,133,501)	$(3,636,740)	$(3,330,589)
For awards granted in the covered fiscal year:
Fair value of awards outstanding and unvested as of covered fiscal year-end	5,215,244	5,378,614	2,634,188
For awards granted in prior years:
Change in fair value from prior year-end to vesting date for awards granted prior to covered fiscal year that vested during covered fiscal year	(97,097)	152,598	6,487
Add the dollar value of any dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of the award	71,536	59,163	453,868
Total Adjustments for PEO	$1,056,182	$1,953,635	$(236,046)

Adjustments for the Average of Other NEOs	2022	2021	2020
Amounts reported under "Share Awards" in the SCT	$(1,433,190)	$(1,159,051)	$(1,036,802)
For awards granted in the covered fiscal year:
Fair value of awards outstanding and unvested as of covered fiscal year-end	1,808,257	1,714,196	1,293,577
For awards granted in prior years:
Change in fair value from prior year-end to covered fiscal year-end for awards granted prior to covered fiscal year and outstanding and unvested at covered fiscal year-end	(11,575)	101,363	-
Change in fair value from prior year-end to vesting date for awards granted prior to covered fiscal year that vested during covered fiscal year	(30,953)	51,531	513
Add the dollar value of any dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of the award	22,799	19,982	35,742
Total Adjustments for the Average of Other NEOs	$355,338	$728,021	$293,030
(3)
The non-PEO NEOs ("average other NEOs") are the following for each year disclosed. 2022: Elizabeth S. Perkins, Senior Vice President and Chief Financial Officer; Karen C. Gallagher, Senior Vice President and Chief Operating Officer; Nelson G. Knight, President, Real Estate and Investments; and Rachel S. Labrecque, Senior Vice President and Chief Accounting Officer; 2021: Ms. Perkins; Ms. Gallagher; Mr. Nelson G. Knight; and Ms. Labrecque; and 2020: Ms. Perkins; Ms. Gallagher; Mr. Nelson G. Knight; and Mr. Matthew P. Rash, Senior Vice President, Chief Legal Officer and Secretary.
(4)
Total shareholder return measures the benefit to shareholders of holding the Company's Common Shares over a period of time, including the change in the share price as well as the reinvestment of dividends during the same period of time.
(5)
For each fiscal year in the table, the amount included for the Company and its peer group is the cumulative total shareholder return as of the end of that year. The measurement period begins with the market close on the last trading day before the earliest fiscal year in the table (December 31, 2019), through and including the end of the Company's last completed fiscal year (December 31, 2022).
(6)
Total shareholder return relative to a peer group measures the benefit to shareholders of holding the Company's Common Shares relative to that of its peer companies over a period of time, including the change in the share price as well as the reinvestment of dividends during the same period of time. The Company's peer group, for each listed year in the table above, consisted of Ashford Hospitality Trust, Inc., Chatham Lodging Trust, Hersha Hospitality Trust, RLJ Lodging Trust and Summit Hotel Properties, Inc., which is consistent with the same peer group used in total shareholder return metrics as part of the incentive compensation awards adopted by the Compensation Committee for each year included in the table above.
(7)
Modified FFO per share - The Company used Modified FFO as defined in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022 on page 40 and reconciled to audited net income on page 40 for each year included in the table above and divided it by the Company’s weighted average Common Shares outstanding for the year ended December 31, 2022, 2021 and 2020, respectively. As noted above in “Compensation Discussion and Analysis—Elements of Executive Compensation," for the 2022 annual incentive compensation plan, Modified FFO per share is the most important financial measure in calculating the operational performance goals and metrics, making up 12.5% of the total weighting for the annual incentive compensation award.

Company Selected Measure Name	Modified FFO
Named Executive Officers, Footnote [Text Block]	(1) The principal executive officer ("PEO") for 2022, 2021 and 2020 was Justin G. Knight, Chief Executive Officer of the Company.
Peer Group Issuers, Footnote [Text Block]	Total shareholder return relative to a peer group measures the benefit to shareholders of holding the Company's Common Shares relative to that of its peer companies over a period of time, including the change in the share price as well as the reinvestment of dividends during the same period of time. The Company's peer group, for each listed year in the table above, consisted of Ashford Hospitality Trust, Inc., Chatham Lodging Trust, Hersha Hospitality Trust, RLJ Lodging Trust and Summit Hotel Properties, Inc., which is consistent with the same peer group used in total shareholder return metrics as part of the incentive compensation awards adopted by the Compensation Committee for each year included in the table above.
PEO Total Compensation Amount	$ 6,736,235	$ 6,092,030	$ 3,914,027
PEO Actually Paid Compensation Amount	$ 7,792,417	8,045,665	3,677,980
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation actually paid is based on the Total compensation measure included in the Summary Compensation Table ("SCT") on page 51, with the following adjustments made to the amounts disclosed for equity awards.

(note 2, continued)
Adjustments for PEO	2022	2021	2020
Amounts reported under "Share Awards" in the SCT	$(4,133,501)	$(3,636,740)	$(3,330,589)
For awards granted in the covered fiscal year:
Fair value of awards outstanding and unvested as of covered fiscal year-end	5,215,244	5,378,614	2,634,188
For awards granted in prior years:
Change in fair value from prior year-end to vesting date for awards granted prior to covered fiscal year that vested during covered fiscal year	(97,097)	152,598	6,487
Add the dollar value of any dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of the award	71,536	59,163	453,868
Total Adjustments for PEO	$1,056,182	$1,953,635	$(236,046)

Non-PEO NEO Average Total Compensation Amount	$ 2,594,045	2,199,306	1,450,701
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,949,383	2,927,328	1,743,731
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments for the Average of Other NEOs	2022	2021	2020
Amounts reported under "Share Awards" in the SCT	$(1,433,190)	$(1,159,051)	$(1,036,802)
For awards granted in the covered fiscal year:
Fair value of awards outstanding and unvested as of covered fiscal year-end	1,808,257	1,714,196	1,293,577
For awards granted in prior years:
Change in fair value from prior year-end to covered fiscal year-end for awards granted prior to covered fiscal year and outstanding and unvested at covered fiscal year-end	(11,575)	101,363	-
Change in fair value from prior year-end to vesting date for awards granted prior to covered fiscal year that vested during covered fiscal year	(30,953)	51,531	513
Add the dollar value of any dividends or other earnings paid on equity awards during the covered fiscal year prior to vesting date of the award	22,799	19,982	35,742
Total Adjustments for the Average of Other NEOs	$355,338	$728,021	$293,030

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts show the relationship of the compensation actually paid to the Company's NEOs in comparison to total shareholder return, peer group shareholder return, net income (loss) and Modified FFO per share.

Compensation Actually Paid versus Total Shareholder Return $1,000,000 $2,000,000 $3,000,000 $4,000,000 $5,000,000 $6,000,000 $7,000,000 $8,000,000 $9,000,000 $ 2020 2021 2022 $120.00 $100.00 $80.00 $60.00 $40.00 $20.00 $ PEO Actual Pay Avg. Other NEO Actual Pay TSR Peer Group TSR Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income $1,000,000 $2,000,000 $3,000,000 $4,000, Compensatio
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid versus MFFO Per Share Modified FFO Per Share$1,000,000 $2,000,000 $3,000,000 $4,000,000 $5,000,000 $6,000,000 $7,000,000 $8,000,000 $9,000,000 $ 2020 2021 2022 $ $0.20 $0.40 $0.60 $0.80 $1.00 $1.20 $1.40 $1.60 $1.80 Net Income $ PEO Actual Pay Avg. Other NEO Actual Pay Modify FFO Per Share

Tabular List [Table Text Block]

The following are the most important financial performance measures used by the Company in its determination of incentive compensation:

•
Total shareholder return (1-, 2- and 3-year returns)
•
Total shareholder return relative to peer group (1-, 2- and 3-year returns)
•
Modified FFO per share (as defined on page 40 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022)
•
Adjusted Hotel EBITDA (as defined on page 41 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022)

Total Shareholder Return Amount	$ 104.13	101.73	81.11
Peer Group Total Shareholder Return Amount	50.94	60.62	55.73
Net Income (Loss)	$ 144,804,963	$ 18,827,539	$ (173,206,725)
Company Selected Measure Amount	1.53	0.93	0.09
PEO Name	Justin G. Knight	Justin G. Knight	Justin G. Knight
Value of Initial Fixed Investments	$ 100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return (1-, 2- and 3-year returns)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return relative to peer group (1-, 2- and 3-year returns)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Modified FFO per share (as defined on page 40 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Hotel EBITDA (as defined on page 41 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2022)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,056,182	$ 1,953,635	$ (236,046)
PEO [Member] | Share Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,133,501)	(3,636,740)	(3,330,589)
PEO [Member] | Share Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,215,244	5,378,614	2,634,188
PEO [Member] | Change in Fair Value of Vested Awards Granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(97,097)	152,598	6,487
PEO [Member] | Add Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	71,536	59,163	453,868
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	355,338	728,021	293,030
Non-PEO NEO [Member] | Share Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,433,190)	(1,159,051)	(1,036,802)
Non-PEO NEO [Member] | Share Awards Granted in Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,808,257	1,714,196	1,293,577
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Awards Granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,575)	101,363
Non-PEO NEO [Member] | Change in Fair Value of Vested Awards Granted in prior years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(30,953)	51,531	513
Non-PEO NEO [Member] | Add Dividends or Other Earnings Paid on Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 22,799	$ 19,982	$ 35,742